Finance and Other Income and Foreign Exchange Gains/(Losses), Net - Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of finance and other income and Foreign exchange gains/(losses), net [abstract]
Interest income	₨ 20,261		₨ 17,806	₨ 18,066
Dividend income	361		609	311
Net gain from investments classified as FVTPL	1,990		5,410	3,822
Net gain from investments classified as FVOCI	311		174	220
Finance and other income	22,923	$ 331	23,999	22,419
Foreign exchange gains/(losses), net on financial instrument measured at FVTPL	1,251		(107)	6,975
Other Foreign exchange gains/(losses), net	1,964		1,595	(3,198)
Foreign exchange gains/(losses), net	3,215		1,488	3,777
Finance and other income and Foreign exchange gains/(losses), net	₨ 26,138		₨ 25,487	₨ 26,196